FAIR VALUE MEASUREMENTS (Tables) - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of Plan's Assets Fair Value Hierarchy

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$305,689,698	$-	$-	$305,689,698
Fresenius Medical Care AG Shares	14,236,904	-	-	14,236,904
Self-Directed Brokerage Accounts (a)	107,058,423	763,788	-	107,822,211
Interest-Bearing Cash	17,906,546	-	-	17,906,546
Total Investments at Fair Value	$444,891,571	$763,788	$-	445,655,359
Total Investments at Net Asset Value*				3,193,820,709
Total Investments				$3,639,476,068

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Fund	$30,397,222	$-	$-	$30,397,222
Fresenius Medical Care AG Shares	15,861,109	-	-	15,861,109
Self-Directed Brokerage Accounts (a)	77,290,279	1,132,428	-	78,422,707
Interest-Bearing Cash	17,201,163	-	-	17,201,163
Total Investments at Fair Value	$140,749,773	$1,132,428	$-	141,882,201
Total Investments at Net Asset Value*				3,034,545,303
Total Investments				$3,176,427,504

* In accordance with subtopic 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

(a) - Investments in brokerage accounts of Plan participants choosing the “Self-Directed Brokerage Accounts” investment option. Such investments consist of a variety of classes of common stocks, mutual funds, corporate bonds and other investments as directed by Plan participants.

Schedule of Plan's investments with a reported NAV

				Other	Redemption
	Fair Value	Fair Value	Redemption	Redemption	Notice
Investments	December 31, 2025*	December 31, 2024*	Frequency	Restrictions	Period
BlackRock Equity Index Fund	$1,767,860,942	$1,550,604,658	Daily	None	None

BlackRock Russell 2000 Index Fund	27,260,948	290,846,641	Daily	None	None

BlackRock Mid Capitalization Equity Index Fund	252,055,360	344,787,918	Daily	None	None

BlackRock U.S. Debt Index Fund	242,596,704	253,874,802	Daily	None	None

BlackRock MSCI ACWI EX U.S. Index Fund	492,346,514	441,356,082	Daily	None	None

BlackRock U.S. Treasury Inflation Protection Securities Fund	18,355,108	30,746,298	Daily	None	None

BlackRock Emerging Markets Index Non-Lendable Fund	-	122,328,904	Daily	None	None

T. Rowe Price International Discovery Administrative	94,738,348	-	Daily	None	None

Columbia Dividend Income Institutional	119,055,694	-	Daily	None	None

Schroder International Alpha Fund	67,582,951	-	Daily	None	None

Cohen & Steers U.S. Realty Fund Class A	514,697	-	Daily	None	None

Pioneer Bond Fund	56,789,004	-	Daily	None	None

GQG Partners Emerging Markets Equity CIT Fund	54,664,439	-	Daily	None	None

	$3,193,820,709	$3,034,545,303

* The fair value of the investments has been estimated using the net asset value of the investment as a practical expedient.